Senior Notes Redemption (Detail)	Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 14.875% Senior Notes due 2020	Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range Two	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range Three	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range Two	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range Three	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Maximum Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Maximum Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range Three	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range Three	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Maximum Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Maximum Range Two
Debt Instrument [Line Items]
Redemption Period							Sep. 01, 2011	Sep. 01, 2012	Sep. 01, 2013	Aug. 31, 2012	Aug. 31, 2013				Sep. 01, 2011	Sep. 01, 2012	Sep. 01, 2013	Aug. 31, 2012	Aug. 31, 2013
Redemption Price				106.00%	103.00%	100.00%						106.75%	103.375%	100.00%
Redemption Rate, 2015		111.1563%	106.094%
Redemption Rate, 2016	105.50%	107.4375%	104.063%
Redemption Rate, 2017	102.75%	103.7188%	102.031%
Redemption Rate, 2018 and thereafter	100.00%	100.00%	100.00%